Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2022
Southern Airways Corporation
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Schedule of Quarterly Financial Information
The following table presents the effects of the revision on the Company’s previously issued unaudited condensed consolidated statement of operations for the six months ended June 30, 2022 (
in thousands
):

	As Previously Reported	Adjustment	As Revised
Revenues	$36,521	$(166)	$36,355
Operating loss	(1,631)	(166)	(1,797)
Loss before income taxes	(2,165)	(166)	(2,331)
Net loss including noncontrolling interest	(2,171)	(166)	(2,337)
Net loss attributable to common shareholders	(2,171)	(166)	(2,337)
The following table presents the effect of the revision on the Company’s previously issued unaudited condensed consolidated balance sheet as of June 30, 2022 (
in thousands
):

	As Previously Reported	Adjustment	As Revised
Deferred Revenue	$5,945	$774	$6,719
Current liabilities	18,546	774	19,320
Total liabilities	49,829	774	50,603
Accumulated deficit	(7,670)	(774)	(8,444)
Total stockholders’ equity	(1,902)	(774)	(2,676)
The following table presents the effect of the revision on the Company’s previously issued unaudited condensed consolidated statement of cash flows for the six months ended June 30, 2022 (
in thousands
):

	As Previously Reported	Adjustment	As Revised
Net income (loss) including noncontrolling interests	$(2,171)	$(166)	$(2,337)
Deferred Revenue	1,913	166	2,079
Cash Flows from operating activities	427	—	427
The following table presents the effects of the revision on the Company’s previously issued unaudited condensed consolidated statement of operations for the six months ended June 30, 2021 (
in thousands
):

	As Previously Reported	Adjustment	As Revised
Revenues	$24,645	$(9)	$24,636
Operating income	9,044	(9)	9,035
Income before income taxes	8,725	(9)	8,716
Net loss including noncontrolling interest	8,396	(9)	8,387
Net loss attributable to common shareholders	8,396	(9)	8,387

The following table presents the effect of the revision on the Company’s previously issued unaudited condensed consolidated statement of cash flows for the six months ended June 30, 2021 (
in thousands
):

	As Previously Reported	Adjustment	As Revised
Net income (loss) including noncontrolling interests	$8,396	$(9)	$8,387
Deferred Revenue	2,603	9	2,612
Cash flows from operating activities	10,979	—	10,979